Share-based Payments - Summary of assumptions used to estimate the fair value of the share options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 08, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate, Minimum	1.13%	0.66%	1.58%
Risk-free rate, Maximum	1.62%	1.84%	1.80%
Expected volatility range, Minimum	36.28%	37.30%	37.40%
Expected volatility range, Maximum	38.03%	37.80%	37.90%
Exercise multiple, Minimum	2.20	2.20	2.20
Exercise multiple, Maximum	2.80	2.80	2.80
Share Price				$ 0.76
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price	$ 1.97	$ 0.76	$ 0.72
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price	$ 3.49	$ 1.94	$ 0.76